Concentrations	12 Months Ended
Dec. 31, 2017
Risks And Uncertainties [Abstract]
Concentrations
18.	Concentrations:

The Company’s revenue is derived from the following customers:

	2017	2016	2015
COSCON(1)	$304,457	$301,655	$298,658
Yang Ming	141,518	121,576	51,899
MOL	123,333	117,891	105,676
CSCL Asia(1)	83,223	123,151	125,900
K-Line	76,335	75,862	74,542
Hapag-Lloyd	26,770	69,661	98,811
Other	75,688	68,109	63,538
	$831,324	$877,905	$819,024

(1)	While the Company continues to charter the vessels to CSCL Asia and COSCON, CSCL Asia and COSCON merged their container shipping business in March 2016.